Document And Entity Information	Jun. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 02, 2026
Entity Registrant Name	Beachbody Company, Inc.
Entity Central Index Key	0001826889
Entity Emerging Growth Company	false
Entity File Number	001-39735
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3222090
Entity Address, Address Line One	400 Continental Blvd
Entity Address, Address Line Two	Floor 6
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	(310)
Local Phone Number	883-9000
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	BODI
Security Exchange Name	NASDAQ